Expense Example {- Fidelity Advisor® Diversified International Fund} - 10.31 Fidelity Advisor Diversified International Fund - AMCIZ PRO-13 - Fidelity Advisor® Diversified International Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Diversified International Fund-Class A
Expense Example:
1 year	$ 686
3 years	922
5 years	1,177
10 years	1,903
Fidelity Advisor Diversified International Fund-Class M
Expense Example:
1 year	489
3 years	781
5 years	1,094
10 years	1,982
Fidelity Advisor Diversified International Fund-Class C
Expense Example:
1 year	298
3 years	612
5 years	1,052
10 years	2,070
Fidelity Advisor Diversified International Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	1,108
Fidelity Advisor Diversified International Fund-Class Z
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942